Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Class A ordinary shares	Class B ordinary shares	Share subscription receivables	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2019	$ 821	$ 379	$ (1,200)	$ 43,427		$ (31,003)	$ (336)	$ 12,088
Balance (in Shares) at Dec. 31, 2019	8,213,040	3,786,960
Net income (loss)						339,968		339,968
Statutory reserve					24,320	(24,320)
Capital contribution from a former shareholder				71,299				71,299
Foreign currency translation adjustment							25,897	25,897
Balance at Dec. 31, 2020	$ 821	$ 379	(1,200)	114,726	24,320	284,645	25,561	449,252
Balance (in Shares) at Dec. 31, 2020	8,213,040	3,786,960
Net income (loss)						2,308,626		2,308,626
Statutory reserve					258,225	(258,225)
Foreign currency translation adjustment							39,076	39,076
Balance at Dec. 31, 2021	$ 821	$ 379	(1,200)	114,726	282,545	2,335,046	64,637	2,796,954
Balance (in Shares) at Dec. 31, 2021	8,213,040	3,786,960
Net income (loss)						(771,483)		(771,483)
Foreign currency translation adjustment							(203,486)	(203,486)
Balance at Dec. 31, 2022	$ 821	$ 379	$ (1,200)	$ 114,726	$ 282,545	$ 1,563,563	$ (138,849)	$ 1,821,985
Balance (in Shares) at Dec. 31, 2022	8,213,040	3,786,960